Property, Plant and Equipment - Summary of Property Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	$ 60,028,574
Depreciation for the year	5,238,049	$ 3,005,017
Accelerated depreciation for the year	7,673,486
Impairments for the year	14,211,673
Ending Balance	46,913,688	60,028,574
Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	74,690,282	58,669,007
Additions through a business acquisition (note 4)	178,488	1,936,574
Additions	6,764,649	13,965,956
Disposals	(40,692)	(14,933)
Effect of movements in exchange rates	(571,144)	133,678
Ending Balance	81,021,583	74,690,282
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(14,661,708)	(11,645,034)
Disposals		768
Depreciation for the year	3,979,828	3,005,017
Accelerated depreciation for the year	1,258,221
Impairments for the year	14,211,673
Effect of movements in exchange rates	(3,535)	12,425
Ending Balance	(34,107,895)	(14,661,708)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	228,630
Ending Balance	228,630	228,630
Land | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	228,630	228,630
Ending Balance	228,630	228,630
Building and Building Components
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	27,087,146
Ending Balance	26,557,613	27,087,146
Building and Building Components | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	32,184,842	25,453,898
Additions through a business acquisition (note 4)		1,161,182
Additions	1,399,237	5,488,474
Effect of movements in exchange rates	(295,910)	81,288
Ending Balance	33,288,169	32,184,842
Building and Building Components | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(5,097,696)	(4,223,425)
Depreciation for the year	918,208	872,351
Impairments for the year	715,391
Effect of movements in exchange rates	(739)	1,920
Ending Balance	(6,730,556)	(5,097,696)
Laboratory, R&D and Plant Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	32,203,967
Ending Balance	19,536,423	32,203,967
Laboratory, R&D and Plant Equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	41,014,898	32,067,665
Additions through a business acquisition (note 4)	68,502	683,498
Additions	5,128,064	8,229,923
Disposals		(12,145)
Effect of movements in exchange rates	(254,950)	45,957
Ending Balance	45,956,514	41,014,898
Laboratory, R&D and Plant Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(8,810,931)	(6,778,252)
Disposals		361
Depreciation for the year	2,903,021	2,023,525
Accelerated depreciation for the year	1,258,221
Impairments for the year	13,450,631
Effect of movements in exchange rates	(2,713)	9,515
Ending Balance	(26,420,091)	(8,810,931)
Furniture and Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	250,555
Ending Balance	244,638	250,555
Furniture and Office Equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	616,584	446,143
Additions through a business acquisition (note 4)	80,067	89,288
Additions	37,586	74,902
Disposals	(40,692)
Effect of movements in exchange rates	(15,639)	6,251
Ending Balance	677,906	616,584
Furniture and Office Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(366,029)	(326,304)
Depreciation for the year	32,877	38,952
Impairments for the year	34,418
Effect of movements in exchange rates	(56)	773
Ending Balance	(433,268)	(366,029)
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	258,276
Ending Balance	346,384	258,276
Computer Equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	645,328	472,671
Additions through a business acquisition (note 4)	29,919	2,606
Additions	199,762	172,657
Disposals		(2,788)
Effect of movements in exchange rates	(4,645)	182
Ending Balance	870,364	645,328
Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(387,052)	(317,053)
Disposals		407
Depreciation for the year	125,722	70,189
Impairments for the year	11,233
Effect of movements in exchange rates	(27)	217
Ending Balance	$ (523,980)	$ (387,052)